Share-Based Compensation - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2018 shares	Mar. 31, 2017 shares	Dec. 31, 2017 USD ($) plan $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of share-based compensation plans | plan			2
Intrinsic Value of Options, Exercised | $			$ 0	$ 535,000	$ 902,000
Intrinsic Value of Options, Outstanding | $			0		1,253,000
Intrinsic Value of Options, Exercisable | $			$ 0		$ 1,253,000
Closing stock price per share | $ / shares			$ 9.27	$ 20.90	$ 32.51
Proceeds from options exercised | $			$ 0	$ 2,097,000	$ 1,939,000
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Payout based on economic profit performance against target economic profit goals			0.00%	0.00%	0.00%
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Payout based on economic profit performance against target economic profit goals			200.00%	200.00%	200.00%
Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost | $			$ 0
Stock options granted			0	0
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock and restricted stock units granted	107,296	43,385	351,762	554,491	462,697
Restricted Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost | $			$ 8,600,000
Restricted stock and restricted stock units granted	0	221,297	271,445	276,110	162,092
Vesting year			2020	2019	2018
Share-based compensation, weighed -average period for recognition			1 year 6 months
Performance-Based Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock and restricted stock units granted	634,778	0
Non Employee Directors [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense, directors fees | $			$ 0	$ 100,000	$ 100,000
Accumulated number of stock units outstanding			36,379	40,189	41,051
Restricted stock and restricted stock units granted			150,361	55,120	30,778
Employees [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock and restricted stock units granted			57,641	383,196	333,268
Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock and restricted stock units granted			415,205	392,285	260,743
Terms of granting restricted stock and restricted stock units			The officer is still employed as of the anniversary date of the grant and the Company's cumulative diluted adjusted earnings per share for the four calendar quarters immediately preceding the vesting date exceed the minimum as defined in the officers' restricted stock agreement.
Executive Officer [Member] | Restricted Stock [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period, in years			3 years